Pension and other post-retirement benefits - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2022 [Member]
Disclosure of fair value of plan [line items]
Contributions and fees payable	$ 1,505,000
Pension plans [member]
Disclosure of fair value of plan [line items]
Description of the refundable tax account held by CRA	equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan
Weighted Average Length Of Time Of Defined Benefit Obligation	20 years	20 years 6 months
Pension plans [member] | Increase of one year in the expected lifetime [member]
Disclosure of fair value of plan [line items]
Change in defined benefit obligations due to increase in actuarial assumption	$ 2,032,000
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Weighted Average Length Of Time Of Defined Benefit Obligation	13 years 7 months 6 days	14 years 2 months 12 days